Basis of presentation and accounting policies (Details 3) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2015
Disclosure of subsidiaries [line items]
Non-current assets	$ 3,221,736	$ 3,120,151	$ 2,876,905
Current assets	579,478	507,125	394,722
Total assets	3,801,214	3,627,276	3,271,627
Non-current liabilities	2,272,050	2,161,176	1,955,490
Current liabilities	732,022	662,776	482,036
Total liabilities	3,004,072	2,823,952	2,437,526
Equity	797,142	803,324	834,101	$ 1,466,565
Revenue (Notes 5)	1,575,153	1,366,336	1,187,090
Gross profit	545,170	507,262	427,935
Operating income	369,149	331,813	273,622
Financial Results	(239,492)	(235,430)	(153,032)
Share of income in associates	(15,841)	(1,306)	(69,317)
Income tax expense	46,925	56,359	44,969
Net loss	66,891	29,240	115,291
Other comprehensive (loss) / income for the year	(25,135)	(44,637)	(210,539)
Total comprehensive loss for the year	41,756	(15,397)	(95,248)
Increase/(decrease) in cash
Used in operating activities	(49,422)	172,772	43,593
Used in investing activities	(45,162)	35,844	(86,379)
Provided by financing activities	128,955	(159,379)	22,813
Inframerica Concessionaria do Aeroporto de Brasilia S.A. ("ICAB")
Disclosure of subsidiaries [line items]
Non-current assets	1,267,647	1,373,179	1,114,659
Current assets	48,747	126,418	54,346
Total assets	1,316,394	1,499,597	1,169,005
Non-current liabilities	1,060,174	1,206,457	954,791
Current liabilities	250,671	211,667	94,464
Total liabilities	1,310,845	1,418,124	1,049,255
Equity	5,549	81,473	$ 119,750
Revenue (Notes 5)	111,259	99,889
Gross profit	14,538	19,511
Operating income	(161)	7,143
Financial Results	(116,222)	(128,403)
Share of income in associates	0	0
Income tax expense	38,798	40,425
Net loss	(77,585)	(80,835)
Other comprehensive (loss) / income for the year	1,764	24,372
Total comprehensive loss for the year	$ (75,821)	$ (56,463)
Dividends paid	$ 0	$ 0
Increase/(decrease) in cash
Used in operating activities	$ (76,445)	$ (10,674)
Used in investing activities	(10,065)	(16,172)
Provided by financing activities	$ 87,216	$ 10,489